Shareholder Report, Holdings (Details) - C000237190	Nov. 30, 2025
FR_88632NBL3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_01451PAD8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_89788VAE2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_44332EAZ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_28917XAB6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_04649VBA7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_03827FBD2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_68277FAN9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	85.40%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%